BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of common stock reflected in the condensed balance sheet

As of June 30, 2022 and December 31, 2021, the common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(15,180,000)
Issuance costs allocated to common stock	(933,989)
Plus:
Accretion of carrying value to redemption value	18,011,489
Common stock subject to possible redemption	$128,397,500

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(15,180,000)
Issuance costs allocated to common stock	(933,989)
Plus:
Accretion of carrying value to redemption value	18,011,489
Common stock subject to possible redemption	$128,397,500

Summary of reconciliation of net loss per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(570,333)	$(834)	$621,507	$(834)
Denominator:
Basic weighted average shares outstanding	15,812,500	2,750,000	15,812,500	2,750,000
Basic net income (loss) per common share	$(0.04)	$(0.00)	$0.04	$(0.00)
Diluted weighted average shares outstanding	15,812,500	2,750,000	15,812,500	2,750,000
Diluted net income (loss) per common share	$(0.04)	$(0.00)	$0.04	$(0.00)

		For the period
		from June 23,
		2020 (inception)
	For the year	through
	ended December 31,	December 31,
	2021	2020
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,910,487	$(1,000)
Denominator:
Basic weighted average shares outstanding	7,732,021	2,750,000
Basic net income (loss) per common share	$0.25	$(0.00)
Diluted weighted average shares outstanding	7,991,952	2,750,000
Diluted net income (loss) per common share	$0.24	$(0.00)